Nature of Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Description of Organization

Description of Organization

ZS Pharma, Inc. is a biopharmaceutical company focused on the development and commercialization of highly selective, non-absorbed drugs to treat renal, cardiovascular, liver and metabolic diseases. Our proprietary zirconium silicate technology allows us to create highly selective ion traps that can reduce toxic levels of specific electrolytes without disturbing the balance of other electrolytes. Our lead product candidate, sodium zirconium cyclosilicate, (or ZS-9), recently completed Phase III development for the treatment of hyperkalemia, a life-threatening condition in which elevated levels of potassium increase the risk of muscle dysfunction, including cardiac arrhythmias and sudden cardiac death. We expect to file a New Drug Application (NDA) for ZS-9 for the treatment of hyperkalemia within the first half of 2015.

On June 17, 2014, our registration statement on Form S-1 (File No. 333-195961) relating to our initial public offering (IPO) of our common stock was declared effective by the Securities and Exchange Commission (SEC). Our shares began trading on The NASDAQ Global Select Market on June 18, 2014. The public offering price of the shares sold in the offering was $18.00 per share. The IPO closed on June 23, 2014 and included 6,836,111 shares of common stock, which included 891,667 shares of common stock issued pursuant to the option granted to the underwriters to purchase additional shares. We received total proceeds from the offering to us, net of underwriting discounts and commissions of $8.6 million, of approximately $114.4 million. After deducting offering expenses of approximately $2.3 million, net proceeds were approximately $112.1 million. Upon the closing of the IPO, all shares of convertible preferred stock then outstanding converted into 11,979,479 shares of common stock.

Upon the effectiveness of the Amended and Restated Certificate of Incorporation of the Company on June 23, 2014, the number of shares of capital stock the Company is authorized to issue was increased to 255,000,000 shares, of which 250,000,000 shares are common stock and 5,000,000 shares are preferred stock. Both the common stock and preferred stock have a par value of $0.001 per share. There were no shares of preferred stock outstanding at September 30, 2014.

Basis of Presentation Including Liquidity

Basis of Presentation Including Liquidity

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which contemplate continuation of the Company as a going concern. The Company has financed its operations from inception primarily through sales of common and preferred stock, and financing under debt arrangements. The future success of the Company is dependent on its ability to develop its product candidate and ultimately upon its ability to attain profitable operations. The Company is subject to a number of risks similar to other life science companies, including, but not limited to, successful discovery and development of its drug candidates, raising additional capital, development by its competitors of new technological innovations, protection of proprietary technology, and market acceptance of the Company’s products. As a result of the aforementioned factors and the related uncertainties, there can be no assurance of the Company’s future success. As of December 31, 2014, the Company has an accumulated deficit of $114.3 million and may require substantial additional capital for research, product development and commercialization of ZS-9. The Company believes its cash, cash equivalents and short-term investments at December 31, 2014, totaling $102.3 million as well as its ability to draw $10 million on its MidCap Credit Facility (see Note 6) are sufficient to fund operations for a period of at least 12 months from the balance sheet date based on projected 2015 cash needs. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Reverse Stock Split

Reverse Stock Split

In June 2014, our board of directors and our stockholders approved an amendment to our amended and restated certificate of incorporation to effect a reverse split of shares of our common stock on a 1-for-2.56437 basis (the Reverse Stock Split). The par values and the authorized shares of the common and convertible preferred stock were not adjusted as a result of the Reverse Stock Split. All issued and outstanding common stock, convertible preferred stock, options for common stock, warrants for common and preferred stock, and per share amounts contained in the financial statements have been retroactively adjusted to reflect this Reverse Stock Split for all periods presented. The Reverse Stock Split was made effective on June 11, 2014.

Cash, Cash Equivalents and Short-Term Investments

Cash, Cash Equivalents and Short-Term Investments

Our cash equivalents consist of highly liquid investments with maturities of 90 days or less at the date of purchase. Our marketable debt and equity securities have been classified and accounted for as available-for-sale. We determine the appropriate classification of our investments at the time of purchase and reevaluate the designations at each balance sheet date. We invest in highly-rated securities, and our investment policy limits the amount of credit exposure to any one issuer, industry group and currency. The policy requires investments to be investment grade, with the primary objective of minimizing the potential risk of principal loss and providing liquidity of investments sufficient to meet our operating and capital spending requirements and debt repayments. No security in our portfolio shall have a maturity date greater than 12 months at the time of purchase.

We classify our marketable securities as either short-term or long-term based on each instrument’s underlying contractual maturity date and as to whether and when we intend to sell a particular security prior to its maturity date. Marketable securities with maturities greater than 90 days at the date of purchase and 12 months or less remaining at the balance sheet date will be classified as short-term. Our marketable securities are carried at fair value, with the unrealized gains and losses, net of taxes, reported in accumulated other comprehensive loss as a component of stockholders’ equity. Fair values are determined for each individual security in the investment portfolio.

Realized gains and losses on the sale of securities are determined by specific identification of each security’s cost basis. We may sell certain of our marketable securities prior to their stated maturities for strategic reasons including, but not limited to, anticipation of credit deterioration and liquidity and duration management.

We continually review our available for sale securities to determine whether a decline in fair value below the carrying value is other than temporary. When evaluating an investment for other-than-temporary impairment, we review factors such as the length of time and extent to which fair value has been below its cost basis, the financial condition of the issuer and any changes thereto, and our intent to sell, or whether it is more likely than not it will be required to sell the investment before recovery of the investment’s cost basis. Once a decline in fair value is determined to be other than temporary, an impairment charge is recorded and a new cost basis in the investment is established. If we do not intend to sell the debt security, but it is probable that we will not collect all amounts due, then only the impairment due to the credit risk would be recognized in earnings and the remaining amount of the impairment would be recognized in accumulated other comprehensive loss within stockholders’ equity.

The Company places its cash with institutions with high credit quality. However, at certain times such cash may be in excess of Federal Deposit Insurance Corporation and Securities Investor Protection Corporation insurance limits.

Restricted Cash

Restricted Cash

On November 22, 2013, the Company executed an agreement to pledge, assign, transfer, and grant a security interest to J.P. Morgan Bank to secure the payment and performance of the Company’s credit card program. The Company agreed to maintain $150,000 in a restricted cash account, given it is a pre-revenue company. In August 2014, the credit limit of the program was increased from $150,000 to $300,000 and at that time we increased the balance in the restricted cash account by $150,000.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost. Equipment under a capital lease is stated at the present value of minimum lease payments at lease inception. Depreciation is computed on a straight-line basis over the estimated useful lives of the respected assets. The useful lives of property and equipment are as follows:

Production equipment	7 years
Office equipment	3–8 years
Lab equipment	3–8 years

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets, including property and equipment, for impairment when events or changes in business conditions indicate that their carrying value may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. There have been no impairment charges related to long-lived assets from inception through December 31, 2014.

Licenses and Patents

Licenses and Patents

Licenses and patent costs are expensed as incurred. Licenses are classified as research and development expenses, and patents are classified as general and administrative expenses in the statements of operations.

Research and Development Expenses

Research and Development Expenses

Research and development expenses are expensed as incurred. Research and development expenses represent costs associated with the ongoing development of ZS-9, the Company’s lead development compound, and include salaries, supplies, stock compensation and expenses for clinical trials and preclinical research.

Redeemable Preferred Stock Warrant Liability

Redeemable Preferred Stock Warrant Liability

Freestanding warrants for shares that are either puttable or redeemable are classified as liabilities on the balance sheet and are carried at their estimated fair value. As further discussed in Note 7, the Series B Redeemable Preferred Stock, which was able to be purchased with the warrants, was redeemable at a future date in 2017. As such, these warrants were classified as liabilities and at the end of each reporting period, changes in the estimated fair value during the period were recorded in other income (expense). Prior to June 17, 2014, the warrants were all exercised into Series B Redeemable Preferred Stock, which was converted into Common Stock upon the IPO, and the amount of warrant liability was reclassified to shareholders’ equity.

Fair Value Measurements

Fair Value Measurements

ASC 820, Fair Value Measurement, provides a comprehensive framework for measuring the fair value of assets and liabilities, which provides for consistency in how fair value determinations are made under various existing accounting standards that permit, or in some cases require, estimates of fair market value. Certain financial assets and liabilities are measured at fair value on a recurring basis in the financial statements. The hierarchy ranks the quality and reliability of inputs, or assumptions, used in the determination of fair value and requires financial assets and liabilities carried at fair value to be classified and disclosed in one of the following three categories:

•	Level 1 – quoted prices in active markets for identical assets and liabilities;

•	Level 2 – inputs other than Level 1 quoted prices that are directly or indirectly observable; and

•	Level 3 – unobservable inputs that are not corroborated by market data.

Financial assets and liabilities that have recurring fair value measurements are shown below as of December 31 (in thousands):

		Fair Value Measurements at December 31, 2014 Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	Level 1	Level 2	Level 3
Financial Assets:
Corporate Bonds	$42,768	$—	$42,768	$—
Commercial Paper	7,699	—	7,699	—
Government Securities	4,411	—	4,411	—

Total financial assets	$54,878	$—	$54,878	$—

		Fair Value Measurements at December 31, 2013 Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	Level 1	Level 2	Level 3
Financial liabilities:
Series B Redeemable Preferred Stock warrants	$2,667	$—	$—	$2,667

Total financial liabilities	$2,667	$—	$—	$2,667

Level 3 liabilities comprise redeemable preferred stock warrant liabilities. These warrants were classified as liabilities because the Series B Redeemable Preferred shares that were able to be purchased by these warrants were redeemable and, therefore, were classified as temporary equity. The following table sets forth a summary of the changes in the estimated fair value of the Company’s redeemable preferred stock warrants, which were measured at fair value on a recurring basis since inception (in thousands):

Balance as of December 31, 2011	$968
Issuance of redeemable preferred stock warrants	213
Net increase in fair value included in other (income) expense	62

Balance as of December 31, 2012	1,243
Net increase in fair value included in other (income) expense	1,424

Balance as of December 31, 2013	$2,667
Net increase in fair value	3,071
Amount reclassified to shareholders’ equity upon exercise	(5,738)

Balance as of December 31, 2014	$—

Level 2 available-for-sale securities primarily consisted of: (i) bonds and notes issued by the United States government and its agencies, domestic and foreign corporations and foreign governments; and (ii) preferred securities issued by domestic and foreign corporations. The estimated fair values of these securities are determined using various valuation techniques, including a multi-dimensional relational model that incorporates standard observable inputs and assumptions such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids/offers and other pertinent reference data.

The fair value of the outstanding Series B Redeemable Preferred Stock warrants was measured using the Black-Scholes option-pricing model. Inputs used to determine estimated fair value included the estimated fair value of the warrant, as determined by the fair value of the underlying stock relative to the warrant exercise price at the valuation measurement date, volatility of the price of the underlying stock, the remaining contractual term of the warrants, risk-free interest rates, and expected dividends.

The Company believes the recorded values of cash and cash equivalents, other current assets, accounts payable, and accrued expenses approximate fair value because of the short maturity of these financial instruments.

Share-Based Compensation

Share-Based Compensation

The Company accounts for its equity-based compensation in accordance with ASC 718, Compensation – Stock Compensation, which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors to be recognized in the financial statements, based on their fair value. The value of awards ultimately expected to vest is recognized as expense over the requisite service periods in the Company’s statements of operations.

The Company measures equity-based compensation to non-employees in accordance with ASC 505-50, Equity-Based Payments to Non-Employees, and recognizes the fair value of the award over the period the services are rendered or goods are provided.

The Company has one share-based compensation plan, the 2014 Incentive Plan, as amended from time to time, which is more fully described in Note 8. Share-based compensation expense recognized in the statements of operations was $7.7 million and $2.1 million for the fiscal years ended December 31, 2014 and 2013, respectively. These amounts include $0.2 million of share-based compensation related to options issued to non-employees, which are recorded as liabilities at December 31, 2013.

The Company records the expense attributed to nonemployee services paid with share-based awards based on the estimated fair value of the awards determined using the Black-Scholes option pricing model. The measurement of stock-based compensation for nonemployees is subject to re-measurement as the options vest, and the expense is recognized over the period during which services are received.

In addition to stock options, the Company provided restricted stock to certain employees and consultants in 2008 that vested through 2010, resulting in a cumulative compensation expense of $69,976 that the Company classified as stock compensation expense during these periods.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability approach in accordance with the provision of ASC 740, Income Taxes. Under this approach, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which these temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are provided if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The Company continues to record a valuation allowance for the full amount of deferred tax assets, which would otherwise be recorded for tax benefits relating to the operating loss and tax credit carryforwards, as realization of such deferred tax assets cannot be determined to be more likely than not.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit will more likely than not be realized. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. As of December 31, 2014, the Company had no uncertain tax positions and no interest or penalties have been charged to the Company from inception through December 31, 2014. If incurred, the Company will classify any interest and penalties as a component of tax expense.

We have determined that we have had several changes of ownership, as defined under Internal Revenue Code Section 382 (Section 382), since the company was founded in 2008, with the most recent Section 382 change of ownership occurring on June 23, 2014. According to the provisions of Section 382, our net operating losses and research credits will be subject to certain annual limitations. As of December 31, 2014, we had federal income tax net operating loss, or NOL, carryforwards of approximately $93.7 million and federal research tax credit carryforwards of approximately $5.2 million, net of limitations pursuant to Section 382 of the Code.

Use of Estimates

Use of Estimates

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make certain estimates and judgments that affect the reported amounts of assets, liabilities, and expenses. Actual results could differ from those estimates.

The Company estimates its clinical trial expense accrual for a given period based on the number of patients enrolled at each site and the length of time each patient has been in the trial, less amounts previously billed.

Prior to its IPO, the Company utilized significant estimates and assumptions in determining the fair value of its Common Stock. Management determined the estimated fair value of the Company’s Common Stock based on a number of objective and subjective factors, including external market conditions affecting the biotechnology industry sector and the prices at which the Company sold shares of convertible preferred stock; the superior rights and preferences of securities senior to the Company’s Common Stock at the time; and the likelihood of achieving a liquidity event, such as an IPO or sale of the Company.

The Company engaged third-party valuation specialists to assist in estimating the fair value of its Common Stock and in performing valuation analyses as of the grant or other valuation dates in 2013 and prior periods. The valuation specialists utilized various valuation methodologies in accordance with the framework of the American Institute of Certified Public Accountants, or AICPA, Audit and Accounting Practice Aid Series: Valuation of Privately-Held Company Equity Securities Issued as Compensation, or the AICPA Practice Aid. The methodologies included the Option Pricing Method utilizing the Backsolve Method (a form of the market approach defined in the AICPA Practice Aid) and the Probability-Weighted Expected Return Method based upon the probability of occurrence of certain future liquidity events such as an initial public offering or sale of the Company. Each valuation methodology included estimates and assumptions that required the Company’s judgment. Significant changes to the key assumptions used in the valuations could result in different fair values of Common Stock at each valuation date.

Reclassifications

Reclassifications

During 2014, prior-period amounts for medical affairs expenses previously presented as administrative expenses are now presented as research and development expenses in the consolidated statements of income to conform to the current year’s presentation. Medical Affairs is a subset of clinical development focused on interfacing with key physician researchers to help refine clinical trial design, review and analyze results of our clinical trials, and work with key clinical investigators to help them disseminate trial results to other physicians and patients through publications and presentations. The amount of Medical Affairs expenses reclassified for 2013 and 2012 were $254,000 and $0, respectively.

During 2014, the Company determined that the holding period for restricted cash used to secure the payment and performance of the Company’s credit card program would be longer than 12 months. Accordingly, the Company reclassified restricted cash on its balance sheet from current assets to non-current assets. The amount of restricted cash reclassified for 2013 was $150,000.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss is defined as the change in equity of a business enterprise during a period from transactions, and other events and circumstances from non-owner sources. For the year ended December 31, 2013, net loss equaled comprehensive loss. In 2014, the Company had short-term investments which included unrealized gains and losses which were reported in other comprehensive loss.

Net Loss per Common Share Attributable to Common Shareholders

Net Loss per Common Share Attributable to Common Shareholders

Basic net loss per share attributable to common shareholders is calculated by dividing the net loss attributable to common shareholders by the weighted-average number of common shares outstanding during the period without consideration for common stock equivalents. Diluted net loss per share of common stock is the same as basic net loss per share of common stock, since the effects of potentially dilutive securities are antidilutive. The net loss per share of common stock attributable to common shareholders was computed using the two-class method required for participating securities. All series of our convertible preferred stock were considered to be participating securities as they were entitled to participate in undistributed earnings with shares of common stock. Due to our net loss, there was no impact on the earnings per share calculation in applying the two-class method since the participating securities had no legal requirement to share in any losses.

The following outstanding shares of common stock equivalents were excluded from the computations of diluted net loss per common share attributable to common shareholders for the periods presented as the effect of including such securities would be antidilutive:

	Year Ended December 30
	2014	2013	2012
Convertible preferred stock – as converted to common stock	—	9,743,762	7,478,998
Warrants to purchase convertible preferred stock – as converted to common stock	—	377,752	377,752
Warrants to purchase common stock	—	374,210	445,546
Options to purchase common stock	4,732,564	3,286,870	1,522,304

	4,732,564	13,782,594	9,824,600

New Accounting Pronouncements

New Accounting Pronouncements

In May 2014, FASB issued ASU 2014-09, Revenue from Contracts with Customers. ASU 2014-09 is effective for annual periods beginning after December 15, 2016 and interim periods within those annual periods. The revenue standard’s core principle is built on the contract between a vendor and a customer for the provision of goods and services. It attempts to depict the exchange of rights and obligations between the parties in the pattern of revenue recognition based on the consideration to which the vendor is entitled. To accomplish this objective, the standard requires five basic steps: (1) identify the contract with the customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, (5) recognize revenue when (or as) the entity satisfies a performance obligation. Management is currently evaluating the effect the adoption of this standard will have on our financial statements.

In June 2014, FASB issued ASU 2014-12, Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. The amendments in this update require that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance in ASC 718, Compensation—Stock Compensation, as it relates to awards with performance conditions that affect vesting to account for such awards. The amendments in this update will be effective for the Company as of January 1, 2016. Earlier adoption is permitted. Entities may apply the amendments in this update either: (1) prospectively to all awards granted or modified after the effective date; or (2) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. If a retrospective transition is adopted, the cumulative effect of applying this update as of the beginning of the earliest annual period presented in the financial statements should be recognized as an adjustment to the opening retained earnings balance at that date. In addition, if a retrospective transition is adopted, an entity may use hindsight in measuring and recognizing the compensation cost. Management is currently assessing the impact of this update, and believes that its adoption on January 1, 2016 will not have a material impact on our consolidated financial statements.

In August 2014, FASB issued ASU 2014-15, Presentation of Financial Statements—Going Concern. The amendments in this update require management to assess an entity’s ability to continue as a going concern by incorporating and expanding upon certain principles that are currently in U.S. auditing standards. Specifically, the amendments (1) provide a definition of the term substantial doubt, (2) require an evaluation every reporting period, including interim periods, (3) provide principles for considering the mitigating effect of management’s plans, (4) require certain disclosures when substantial doubt is alleviated as a result of consideration of management’s plans, (5) require an express statement and other disclosures when substantial doubt is not alleviated, and (6) require an assessment for a period of one year after the date that the financial statements are issued (or available to be issued). The amendments in this update are effective for us as of January 1, 2017. Early application is permitted. Management is currently assessing the impact of this update.